LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
9.	LAND USE RIGHTS, NET

	As of December 31
	2013	2014
Cost:	16,053	15,995
Less: accumulated amortization	(535)	(706)
	15,518	15,289

As of December 31, 2012, as part of the effort to divest certain loss-making non-core IC businesses, the Group has continued to explore the options available to dispose non-core IC business related land use rights held under Vimicro Tianjing, Vimicro China, Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. Land use rights held under Vimicro Shanghai was disposed of in 2012 through the transfer of the equity interest in the parent company of Vimicro Shanghai. For the year ended December 31, 2013, the Group deconsolidated VMF Shenzhen, including the land use right held by Vimicro Shenzhen (Note 1). As of December 31, 2014, the Group held land use rights under Vimicro Tianjing, Vimicro China, (Note 22 e), and Vimicro Jiangsu.

As of December 31, 2013 and 2014, the carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin was $2,125 and $2,071 respectively.

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $245, $224 and $172 respectively.

Estimated amortization expense of the land use rights acquired as of December 31, 2014 for each of next five years is as follows:

$
For the years ending December 31,
2015	173
2016	173
2017	173
2018	173
2019 and thereafter	14,597